Shareholder Fees	Aug. 31, 2025 USD ($)
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Bianco Total Return Fund | WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree 1-3 Year Laddered Treasury Fund | WisdomTree 1-3 Year Laddered Treasury Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree 7-10 Year Laddered Treasury Fund | WisdomTree 7-10 Year Laddered Treasury Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Core Laddered Municipal Fund | WisdomTree Core Laddered Municipal Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree High Income Laddered Municipal Fund | WisdomTree High Income Laddered Municipal Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Equity Premium Income Fund | WisdomTree Equity Premium Income Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Private Credit and Alternative Income Fund | WisdomTree Private Credit and Alternative Income Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Target Range Fund | WisdomTree Target Range Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Efficient Gold Plus Equity Strategy Fund | WisdomTree Efficient Gold Plus Equity Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Inflation Plus Fund | WisdomTree Inflation Plus Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0